Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

Note 7 LEASES

At Separation, the Company entered into an agreement (“Operating Agreement”) with the Member that allowed the Company to remain in its current office space in Minneapolis through June 30, 2020 on a rent-free basis, and then subsequently for credit to the Member’s capital account. The agreement also included an option to extend the agreement to October 2025. In June 2020, the Company exercised the option to remain through the extended term.

As part of the Corporate Conversion, the Company continued occupying the Minneapolis office but under a license from the Member at no cost or expense with the right to use and occupy the leased premises until expiration of the current lease term. This granting of the licensing right to use and occupy the leased premises at no cost effectively terminated the office space agreement and terminated the lease for accounting purposes. The Company is required to abide by all terms and conditions applicable to use and occupy the premises. Either party may, for any reason and upon thirty (30) days written notice, terminate this license after which the Company must vacate the premises no later than the termination date contained in the notice. The Company recorded the termination of the lease by removing the $1,215 right-of-use asset and $1,236 lease liability and recording a gain of $21 for the difference. Additionally, the Company revised the estimated life of its leasehold improvements to match the remaining term of the office space and termination provision. For the rent-free period prior to June 30, 2020 and after the Corporate Conversion, the Company considered these deemed capital contributions from the Member and credits to the Member’s capital account. These deemed capital contributions from the Member are not considered part of the Member’s liquidation preference obtained through the Series A preferred stock; however, the $224 of rent between June 30, 2020 and the Corporate Conversion was considered a capital contribution and part of the Member’s liquidation preference. See Note 9 for additional information.

The following are the lease costs recorded as a component of selling, general, and administrative expenses:

	2021	2020
Operating lease expense	$286	$298
Variable lease expense	263	263
Total lease expense	$549	$561